Equity-Based Compensation - Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	$ 4,411	$ 0	$ 995	$ 102	$ 27,112
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	820	0	0	0	2,116
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	3,591	0	995	102	24,996
Selling, general and administrative expenses | Promissory Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense			988	0	0
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	2,400
Incentive Units | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	181	0	0	0	1,635
Incentive Units | Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	2,171	0	0	0	23,260
Stock Options | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	12	0	0	0	15
Stock Options | Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	409	0	7	102	542
Restricted Stock Units | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	627	0	0	0	466
Restricted Stock Units | Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	$ 1,011	$ 0	$ 0	$ 0	$ 1,194